Share Capital - Summary of Changes in Stock Option (Details)	9 Months Ended	12 Months Ended
	Jan. 31, 2026 shares $ / shares	Apr. 30, 2025 shares $ / shares	Apr. 30, 2024 shares $ / shares
Disclosure of classes of share capital [abstract]
Number of options, Outstanding, Beginning balance | shares	1,927,925	1,521,367
Number of options, Granted | shares	0	799,767
Number of option, Expired | shares	(451,208)	(159,021)
Number of options, Forfeited | shares	0	(234,188)
Number of options, Outstanding | shares	1,476,717	1,927,925	1,521,367
Number of options, Unvested | shares	(424,194)
Number of options, Exercisable | shares	1,052,523
Weighted average exercise price outstanding, Beginning balance | $ / shares	$ 5.69	$ 5.9
Weighted average exercise price, Granted | $ / shares	0	1.2
Weighted average exercise price, Expired | $ / shares	10.9	3.8
Weighted average exercise price, Forfeited | $ / shares	0	1.1
Weighted average exercise price outstanding, Ending balance | $ / shares	3.97	$ 5.69	$ 5.9
Weighted average exercise price, Unvested | $ / shares	1.23
Weighted average exercise price, Exercisable | $ / shares	$ 5.07
Weighted average life remaining (years)	4 years 7 months 13 days	4 years 5 months 12 days	4 years 3 months 10 days
Weighted average life remaining (years), Unvested	8 years 3 months 29 days
Weighted average life remaining (years), Exercisable	3 years 1 month 13 days